Income Taxes (Details) - Schedule of Deferred Tax Liability - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Deferred tax assets:
General loan loss allowance	$ 408	$ 381
Accrued expenses	44	72
Fair value accounting adjustments at acquisition	95	107
Nonaccrued interest on loans	103	107
Unrealized loss on available-for-sale securities	142
Depreciation	68	73
State net operating loss carryforward	64	121
Total deferred tax assets	924	861
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(606)	(981)
Deferred loan origination costs	(68)	(36)
Loan servicing rights	(43)	(46)
Accrual to cash adjustment	(185)	(152)
Fair value accounting adjustments on acquisition	(535)	(535)
Total deferred tax liabilities	(1,437)	(1,750)
Net deferred tax liability	$ (513)	$ (889)